Accumulated retained earnings - Reserve breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reserve breakdown
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	[1]	€ 0
Reserves of subsidiaries	41,357	37,593		36,862
Equity Investments
Reserve breakdown
Restricted reserves	2,595	2,580		2,880
Legal reserve	1,662	1,624		1,614
Own shares	879	902		1,212
Revaluation reserve Royal Decree-Law 7/1996	43	43		43
Reserve for retired capital	11	11		11
Unrestricted reserves	10,664	12,099		11,369
Voluntary reserves	4,603	5,737		6,904
Consolidation reserves attributable to the Bank	6,061	6,362		4,465
Reserves of subsidiaries	41,357	37,593		36,862
Reserves of entities accounted for using the equity method	1,166	917		724
Accumulated retained earnings and other reserves	€ 55,782	€ 53,189		€ 51,835

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).